Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events Text Block

NOTE 30. GE CAPITAL EXIT PLAN

On April 10, 2015, the Company announced its plan (the GE Capital Exit Plan) to reduce the size of its financial services businesses through the sale of most of the assets of GECC over the following 24 months, and to focus on continued investment and growth in the Company’s industrial businesses. Under the GE Capital Exit Plan, which was approved on April 2, 2015 and aspects of which were approved on March 31, 2015, the Company will retain certain GECC businesses, principally its vertical financing businesses – GE Capital Aviation Services, Energy Financial Services and Healthcare Equipment Finance – that directly relate to the Company’s core industrial domain and other operations including Working Capital Solutions and our run-off insurance activities. The assets planned for disposition include Real Estate, most of CLL and all Consumer platforms (including all U.S. banking assets).

As a result of the GE Capital Exit Plan, GE’s consolidated financial statements reflect GECC’s Real Estate business and most of CLL business as discontinued operations, including reclassification of all comparative prior period information. Information in these financial statements has not been updated to reflect aspects of the GE Capital Exit Plan, other than the required reclassification of the Real Estate business and most of CLL business to discontinued operations.

As part of the GE Capital Exit Plan, the Company and GECC entered into an amendment to their existing financial support agreement. Under this amendment (the Amendment), the Company has provided a full and unconditional guarantee (the Guarantee) of the payment of principal and interest on all tradable senior and subordinated outstanding long-term debt securities and all commercial paper issued or guaranteed by GECC identified in the Amendment. In the aggregate, the Guarantee applied to $210,107 million of GECC debt as of April 10, 2015. See Note 10. The Guarantee replaced the requirement that the Company make certain income maintenance payments to GECC in certain circumstances. GECC’s U.S. public indentures were concurrently amended to provide the full and unconditional guarantee by the Company set forth in the Guarantee.

In the first and second quarters of 2015, GE recorded $16,118 million and $4,581 million, respectively, of after-tax charges related to the GE Capital Exit Plan. As a result of certain businesses meeting discontinued operations criteria, $6,691 million of first quarter after-tax charges and $4,405 million of second quarter after-tax charges (including $4,329 million related to CLL) were reported in discontinued operations.